Revenue Recognition - Financial Statement Impact of Transition to ASC 606 (Details) - USD ($) $ in Millions	Jun. 26, 2019	Jun. 28, 2018	Jun. 27, 2018		Jun. 28, 2017	Jun. 29, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred income taxes, net	$ 112.0	$ 36.1	$ 33.6	[1]
Gift card liability (2)	100.9	110.9	119.1	[2]
Other accrued liabilities (3)	131.4	128.7	127.2	[3]
Other liabilities (3)	153.0	148.3	131.7	[3]
Shareholders' deficit	(778.2)	(725.7)	(718.3)	[2],[3]	$ (493.6)	$ (225.5)
Cumulative effect of adoption of ASC 606		(7.4)
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred income taxes, net		2.5
Other accrued liabilities (3)		1.5
Gift card liability [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred income taxes, net		(2.0)
Gift card liability (2)		(8.2)
Shareholders' deficit		6.2
Deferred development and franchise fees [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Deferred income taxes, net		4.5
Other liabilities (3)		16.6
Shareholders' deficit		$ (13.6)
Retained Earnings
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Shareholders' deficit	$ 2,771.2		$ 2,683.0		$ 2,627.1	$ 2,545.8

[1]	(1) Deferred income taxes, net adjustment relates to the net change in liabilities and equity as a result of the adoption of ASC 606 described in notes (2) and (3) below.
[2]
(2)
Gift card liability is adjusted for the ASC 606 adoption impact of the change to recognize gift card breakage proportionate to the pattern of related gift card redemption. Under Legacy GAAP, gift card breakage was recognized when the likelihood of redemption was deemed remote. The cumulative effect of applying ASC 606 accounting to gift card balances outstanding at June 28, 2018 resulted in an $8.2 million decrease in Gift card liability due to the change in timing of recognition between ASC 606 and Legacy GAAP, and a corresponding $2.0 million decrease in Deferred income taxes, net, and a $6.2 million decrease in Shareholders’ deficit.

[3]
(3)
Other liabilities $16.6 million and Other accrued liabilities $1.5 million adjustments relate to the deferral of previously recognized franchise and development fees received from franchisees, with a corresponding $4.5 million increase in Deferred income taxes, net, and a $13.6 million increase to Shareholders’ deficit at June 28, 2018.